DESCRIPTION OF BUSINESS (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
DESCRIPTION OF BUSINESS [Abstract]
DESCRIPTION OF BUSINESS
NOTE 1 – DESCRIPTION OF BUSINESS
SpringBig, Inc., and its wholly-owned subsidiaries (the “Company” or “we” or “us” or “SpringBig”) developed an application that provides marketing and customer engagement services to cannabis dispensaries and brands throughout the United States and Canada. The Company allows merchants to provide loyalty plans and rewards directly to consumers through an internet portal and mobile applications. Our operational headquarter is in Boca Raton, Florida, with additional offices located in the United States and Canada. The Company was incorporated in the state of Delaware in May 2017.
Business Combination
On November 9, 2021, the Company and Tuatara Capital Acquisition Corp. (“TCAC”) jointly announced that they have entered into a definitive agreement for a business combination that would result in SpringBig becoming a publicly listed company. Upon closing of the transaction, the combined company is expected to remain listed on the Nasdaq Stock Market under the symbol “SBIG”.
Merger Consideration
In accordance with the terms and subject to the conditions of the Merger Agreement, based on an implied equity value of $245 million and enterprise value of $300 million, (i) each share of SpringBig common stock (other than dissenting shares) will be canceled and converted into the right to receive the applicable portion of the merger consideration comprised of New SpringBig Common Stock, as determined in the Merger Agreement (the “Share Conversion Ratio”) and (ii) vested and unvested options of SpringBig outstanding and unexercised immediately prior to the effective date of the Merger will convert into comparable options that are exercisable for shares of New SpringBig Common Stock, with a value determined in accordance with the Share Conversion Ratio.
Subsequent Events
Amended and Restated Merger Agreement
On April 14, 2022, the merger agreement was amended and restated which reduces the total enterprise value of the Company to $275 million and equity value of $215 million, representing an 8% reduction in valuation from the initial agreement. In addition, a bonus pool of up to 1,000,000 shares of TCAC common stock will be allocated pro-rata to non-redeeming public stockholders up to a maximum of one bonus share for each share held, effectively reducing their cost base.
Convertible Notes
SpringBig and TCAC also announced an agreement for the issuance of senior secured convertible notes with a 24-month maturity (the “Notes”), up to $16.0 million principal amount of which have been subscribed to by a global institutional investor. An initial tranche of $11.0 million will close in connection with the closing of the merger. The second tranche of $5.0 million, subject to certain conditions in the agreement, will close 60 days after the resale registration statement is declared effective by the SEC.
Equity Financing Facility
In addition, TCAC entered into a committed equity financing facility (the “CEF Facility”) with an affiliate of Cantor Fitzgerald L.P. (“Cantor”). Under the terms of the CEF Facility, Cantor has committed to purchase, after the closing of the proposed merger with the Company, up to an aggregate of $50 million of TCAC’s common shares from time to time at TCAC’s request.
Registration Statement
On May 18, 2022, TCAC announced that the registration statement related to the business combination was made effective by the U.S. Securities and Exchange Commission.
Approval of Business Combination
On June 9, 2022, in a special meeting, the shareholders of TCAC voted to approve the business combination with completion on June 14, 2022; this resulted in the conversion of the Convertible Notes into 730,493 shares of common stock at a price of $10.00 per share, representing repayment of principal of $7.0 million and outstanding interest of $304,900.
Completion of Business Combination
On June 14, 2022, the business combination was completed. In connection with the closing of the Business Combination, TCAC has changed its name to SpringBig Holdings, Inc. Beginning June 15, 2022, the ticker symbols for TCAC’s common stock and warrants were changed to “SBIG” and “SBIGW,” respectively, and commenced trading on The Nasdaq Global Market. The Company received net proceeds of $12.0 million, with gross proceeds of $24.9 million, this is in addition to the $7.0 million Convertible Notes which were issued in February 2022 and that have now converted into common stock, see Note 5, “Convertible Notes”. Of the amount received, approximately $8.8 million represents unredeemed shares from the TCAC trust; $6.1 million from PIPE proceeds and $10.0 million from Senior Secured Original Issue Discount Convertible Promissory Note.
Convertible Notes
On June 14, 2022, the Company issued $11.0 million in aggregate principal amount of Senior Secured Original Issue Discount Convertible Promissory Note due June 14, 2024 (the “Secured Convertible Notes”), issued at a discount of $1.0 million. The Secured Convertible Notes accrue interest at the rate of 6.0% per annum.
Common Stock Purchase Agreement
On April 29, 2022, TCAC entered into a Common Stock Purchase Agreement (the “Stock Purchase Agreement) with an affiliate of Cantor Fitzgerald L.P. (“Cantor”). The Company, in its sole discretion, shall have the right, but not the obligation, to issue and sell to the Cantor, and the Cantor shall purchase from the Company, up to $50.0 million of common shares, par value $0.0001 per share.
Preferred Stock
With the completion of the business combination, the Series A, B and Seed preferred stock were converted to common stock. The conversation rate of all preferred stock is at a one to one ratio to common stock resulting in shares of common stock of 5,088,944, 4,584,202 and 6,911,715, converted from Series A, B and Seed preferred stock respectively.

NOTE 1 – DESCRIPTION OF BUSINESS
SpringBig, Inc., and its wholly-owned subsidiaries (the “Company” or “we” or “us” or “SpringBig”) developed an application that provides marketing and customer engagement services to cannabis dispensaries and brands throughout the United States and Canada. The Company allows merchants to provide loyalty plans and rewards directly to consumers through an internet portal and mobile applications. Our operational headquarter is in Boca Raton, Florida, with additional offices located in the United States and Canada. The Company was incorporated in the state of Delaware in May 2017.
In January 2021, the Company formed Medici Canada LLC, a wholly owned subsidiary of the Company, to acquire all of the issued and outstanding capital stock of Beaches Development Group LTD, an Ontario corporation, pursuant to a stock purchase agreement. See Note 6, “Business Combination.”
On November 9, 2021, the Company and Tuatara Capital Acquisition Corp. (“TCAC”) jointly announced that they have entered into a definitive agreement for a business combination that would result in SpringBig becoming a publicly listed company. Upon closing of the transaction, the combined company is expected to remain listed on the Nasdaq Stock Market under the symbol “SBIG”.